SECURITIES PURCHASE AGREEMENT (Details Narrative) - USD ($)			6 Months Ended
	Apr. 04, 2021	Jan. 27, 2021	Jun. 30, 2021	Jun. 30, 2020
Pre-funded warrants to be purchased			30,000,000
Proceeds from common stock			$ 8,781,700
Common Stock [Member]
Shares issued during the period private placement			178,333,334
Securities Purchase Agreement [Member] | Warrant [Member]
Pre-funded warrants to be purchased	9,375,000	6,250,000
Exercise price	$ 0.05	$ 0.075
Termination date	Apr. 04, 2026	Jul. 27, 2026
Securities Purchase Agreement [Member] | Investor [Member]
Shares issued during the period private placement	65,000,000	52,000,000	52,000,000
Exercise price	$ 0.04	$ 0.06	$ 0.06
Purchase price description	In addition, the combined purchase price of $0.04 per one (1) share of common stock and associated warrant had a purchase price of $0.0399 per one (1) pre-funded	In addition, the combined purchase price of $0.06 per one (1) share of common stock and associated warrant had a purchase price of $0.0599 per one (1) pre-funded
Proceeds from warrant	$ 4,372,350	$ 4,409,350
Proceeds from common stock	4,369,350	4,406,217
Common stock prefunded amount	$ 3,000	$ 3,133
Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member]
Exercise price	$ 0.04	$ 0.06
Proceeds from common stock	$ 5,000,000	$ 5,000,000
Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member] | Maximum [Member]
Shares issued during the period private placement	60,000,000	31,333,334	31,333,334
Securities Purchase Agreement [Member] | Investor [Member] | Warrant [Member]
Pre-funded warrants to be purchased	5,000,000	5,000,000
Exercise price	$ 0.0399	$ 0.0599
Proceeds from warrant	$ 4,994,000	$ 4,996,866
Securities Purchase Agreement [Member] | Investor [Member] | Warrant [Member] | Maximum [Member]
Pre-funded warrants to be purchased	125,000,000	83,333,334	83,333,334